Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Contract or Notional Amounts of Unfunded Commitments to Extend Credit
The contract or notional amounts of unfunded commitments to extend credit at December 31, 2019, excluding those commitments considered derivatives, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Commercial and commercial real estate loans	$31,235	$108,303	$139,538
Corporate and purchasing card loans (a)	29,296	–	29,296
Residential mortgages	416	1	417
Retail credit card loans (a)	111,773	–	111,773
Other retail loans	12,614	24,183	36,797
Other	6,325	–	6,325

(a)	Primarily cancelable at the Company’s discretion.

Summary of Other Guarantees and Contingent Liabilities
The following table is a summary of other guarantees and contingent liabilities of the Company at December 31, 2019:

(Dollars in Millions)	Collateral Held	Carrying Amount	Maximum Potential Future Payments
Standby letters of credit	$–	$48	$10,258
Third - party borrowing arrangements	–	–	7
Securities lending indemnifications	4,564	–	4,468
Asset sales	–	68	5,069
Merchant processing	589	61	108,875
Tender option bond program guarantee	2,994	–	2,725
Minimum revenue guarantees	–	–	3
Other	–	71	1,461

Contract or Notional Amount of Letters of Credit
The contract or notional amount of letters of credit at December 31, 2019, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Standby	$4,676	$5,582	$10,258
Commercial	339	28	367